American Funds Mortgage Fund®
Investment portfolio
May 31, 2023
unaudited

Bonds, notes & other debt instruments 96.56% Mortgage-backed obligations 90.29% Federal agency mortgage-backed obligations 86.94%	Principal amount (000)	Value (000)
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD 6	$6
Fannie Mae Pool #256310 6.50% 7/1/2026[1]	2	2
Fannie Mae Pool #928689 6.50% 9/1/2027[1]	6	6
Fannie Mae Pool #AD0838 6.50% 10/1/2027[1]	4	5
Fannie Mae Pool #928957 6.50% 12/1/2027[1]	6	7
Fannie Mae Pool #AL9724 6.50% 2/1/2028[1]	5	5
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	44	43
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	56	54
Fannie Mae Pool #613025 6.50% 7/1/2031[1]	7	7
Fannie Mae Pool #BJ4876 3.00% 2/1/2033[1]	382	362
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	101	96
Fannie Mae Pool #BM3919 3.00% 2/1/2033[1]	9	8
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	2	2
Fannie Mae Pool #CA2106 3.50% 7/1/2033[1]	12	11
Fannie Mae Pool #MA1640 2.50% 9/1/2033[1]	764	699
Fannie Mae Pool #AU7556 3.00% 9/1/2033[1]	312	280
Fannie Mae Pool #BJ9000 3.50% 11/1/2033[1]	92	89
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	4,673	4,330
Fannie Mae Pool #745001 6.50% 9/1/2035[1]	20	21
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	13	13
Fannie Mae Pool #AS7224 4.00% 5/1/2036[1]	1,394	1,346
Fannie Mae Pool #MA2630 4.00% 5/1/2036[1]	278	269
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	1,368	1,320
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	2,299	2,219
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	588	567
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	1,145	1,105
Fannie Mae Pool #801783 6.50% 2/1/2037[1]	5	5
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	1,716	1,656
Fannie Mae Pool #MA3186 4.00% 11/1/2037[1]	3,439	3,319
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	20	20
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	74	74
Fannie Mae Pool #AD1823 5.00% 2/1/2040[1]	418	412
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	32	32
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	21,414	17,537
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	29,049	23,790
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	121	122
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	361	310
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	7,443	6,559
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	15,597	13,750
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	8,922	7,865
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	189	183
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	56	57
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	33,340	28,407
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	17,512	15,399
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	35	35
American Funds Mortgage Fund — Page 1 of 14

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	USD21,918	$19,248
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	30,594	26,171
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	66	66
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	9,839	8,412
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	2,685	2,294
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	144	136
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	67	63
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	36	34
Fannie Mae Pool #AT7457 3.025% 4/1/2043[1]	176	161
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	60	57
Fannie Mae Pool #AT7470 2.275% 5/1/2043[1]	106	90
Fannie Mae Pool #AU0626 2.275% 6/1/2043[1]	163	139
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	3,245	2,956
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,256	1,190
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	440	415
Fannie Mae Pool #AU8120 2.275% 7/1/2043[1]	72	61
Fannie Mae Pool #AU8121 2.275% 8/1/2043[1]	90	77
Fannie Mae Pool #MA1583 4.00% 9/1/2043[1]	2,172	2,095
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	94	88
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	58	54
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	386	362
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	699	654
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	87,657	81,935
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	815	743
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	354	330
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	962	876
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	670	641
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	605	565
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	94	88
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	44	41
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	38	36
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	19	18
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	39	38
Fannie Mae Pool #BH4101 3.50% 10/1/2047[1]	29,746	27,675
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,080	1,042
Fannie Mae Pool #BM2006 4.00% 1/1/2048[1]	17	16
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	462	433
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	575	555
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	768	742
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	238	230
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	116	115
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,434	1,391
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	2,138	2,233
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	22,874	21,393
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	4,784	4,506
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	1,291	1,209
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,257	1,181
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	6,307	5,952
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	3,567	3,350
Fannie Mae Pool #BO5176 3.00% 11/1/2049[1]	4,412	3,988
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]	5,200	4,828
Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]	33,041	29,839
Fannie Mae Pool #CA5536 3.00% 4/1/2050[1]	10,783	9,704
Fannie Mae Pool #CA5539 3.00% 4/1/2050[1]	7,389	6,632
American Funds Mortgage Fund — Page 2 of 14

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA5540 3.00% 4/1/2050[1]	USD5,173	$4,642
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	7,269	6,297
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	28,400	24,600
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	2	1
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	32,781	28,427
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	11,033	9,557
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	45,108	38,696
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,008	834
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	31,910	27,492
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	31,076	26,952
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	9,974	8,249
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	47	39
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	5,963	5,367
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	28	23
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	5,350	4,609
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	11,158	10,021
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,341	2,027
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	757	680
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	39,858	34,152
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	20,374	18,147
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	224	185
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	12,301	10,644
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	6,039	5,253
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	4,936	4,390
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	38,660	33,381
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	35,813	31,316
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]	10,617	9,162
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	6,496	5,637
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	8,892	8,054
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	18,411	16,460
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	5,036	4,480
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	41,595	34,344
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	13,364	11,029
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	9,050	7,525
Fannie Mae Pool #CB2870 2.50% 2/1/2052[1]	723	619
Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]	140	120
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	1,607	1,455
Fannie Mae Pool #BU8882 4.00% 3/1/2052[1]	6,028	5,699
Fannie Mae Pool #BV8166 2.50% 4/1/2052[1]	1,845	1,581
Fannie Mae Pool #BV7698 2.50% 4/1/2052[1]	1,218	1,042
Fannie Mae Pool #BV7745 2.50% 4/1/2052[1]	466	399
Fannie Mae Pool #BU8825 2.50% 5/1/2052[1]	498	426
Fannie Mae Pool #BW1487 5.00% 6/1/2052[1]	12,723	12,545
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]	3,469	3,191
Fannie Mae Pool #MA4711 5.50% 7/1/2052[1]	482	484
Fannie Mae Pool #CB4418 5.50% 8/1/2052[1]	500	501
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]	223	228
Fannie Mae Pool #BX3451 2.50% 9/1/2052[1]	1,829	1,567
Fannie Mae Pool #MA4768 2.50% 9/1/2052[1]	1,765	1,511
Fannie Mae Pool #BX1223 5.50% 10/1/2052[1]	486	487
Fannie Mae Pool #BX1488 5.50% 10/1/2052[1]	481	484
Fannie Mae Pool #CB5020 5.50% 10/1/2052[1]	78	78
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	11,720	12,086
Fannie Mae Pool #MA4981 6.50% 4/1/2053[1]	9,747	9,983
American Funds Mortgage Fund — Page 3 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	USD6,819	$7,024
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	220,964	217,761
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	39,666	40,146
Fannie Mae Pool #AS0745 3.50% 8/1/2053[1]	869	797
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	3,527	3,244
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	58,653	53,966
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	2,428	2,234
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	1,543	1,427
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,724	1,485
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	4,832	4,698
Freddie Mac Pool #ZT1231 6.50% 12/1/2023[1]	5	5
Freddie Mac Pool #ZA1944 6.50% 6/1/2026[1]	3	3
Freddie Mac Pool #ZJ9210 6.50% 11/1/2027[1]	2	2
Freddie Mac Pool #ZA2045 6.50% 1/1/2028[1]	6	6
Freddie Mac Pool #ZA2066 6.50% 3/1/2028[1]	11	11
Freddie Mac Pool #ZA2096 6.50% 11/1/2028[1]	2	2
Freddie Mac Pool #ZS8675 2.50% 11/1/2032[1]	7	7
Freddie Mac Pool #C91593 2.50% 12/1/2032[1]	29	27
Freddie Mac Pool #ZS0839 6.50% 12/1/2032[1]	6	7
Freddie Mac Pool #ZS8087 2.50% 4/1/2033[1]	22	21
Freddie Mac Pool #C91720 2.50% 8/1/2033[1]	53	48
Freddie Mac Pool #ZS8710 3.00% 8/1/2033[1]	1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035[1]	1	1
Freddie Mac Pool #ZS4189 6.50% 6/1/2035[1]	1	1
Freddie Mac Pool #K93558 4.00% 5/1/2036[1]	501	484
Freddie Mac Pool #C91877 4.00% 5/1/2036[1]	308	298
Freddie Mac Pool #C91899 4.00% 9/1/2036[1]	511	488
Freddie Mac Pool #G03699 6.00% 1/1/2038[1]	52	54
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	192,055	157,285
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	27,965	24,699
Freddie Mac Pool #RB5122 2.50% 8/1/2041[1]	77,289	68,192
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	2,072	1,775
Freddie Mac Pool #Q05343 4.00% 11/1/2041[1]	261	254
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	28,518	24,405
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	8,637	7,389
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	147,623	126,214
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	2,621	2,240
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	25	24
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	158	149
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	442	418
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	176	166
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,498	1,409
Freddie Mac Pool #760012 3.113% 4/1/2045[1,2]	616	603
Freddie Mac Pool #760013 3.208% 4/1/2045[1,2]	353	347
Freddie Mac Pool #760014 2.731% 8/1/2045[1,2]	2,599	2,497
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	4,916	4,611
Freddie Mac Pool #Q40896 4.50% 4/1/2046[1]	516	510
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	1,816	1,703
Freddie Mac Pool #T65389 3.50% 9/1/2046[1]	48	44
Freddie Mac Pool #760015 2.573% 1/1/2047[1,2]	982	941
Freddie Mac Pool #Q45650 3.50% 1/1/2047[1]	7,429	7,001
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	558	520
Freddie Mac Pool #T65448 4.00% 9/1/2047[1]	732	682
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	648	604
American Funds Mortgage Fund — Page 4 of 14

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	USD807	$754
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	617	576
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	596	557
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	576	536
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	437	410
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	354	331
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	200	188
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	191	180
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	115	108
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	82	77
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	13,805	13,339
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	75	70
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	574	555
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	503	486
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	244	236
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	304	284
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	163	152
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	97	91
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	800	773
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	101	100
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,157	1,144
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	642	635
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	440	434
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	2,087	1,960
Freddie Mac Pool #SD7503 3.50% 8/1/2049[1]	30,346	28,412
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	8,374	7,527
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	544	511
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	4,402	4,154
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	4,255	4,015
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	6,091	5,504
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	3,131	2,829
Freddie Mac Pool #RA1996 3.50% 1/1/2050[1]	11,494	10,695
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	12,430	11,202
Freddie Mac Pool #RA2596 2.50% 5/1/2050[1]	1,037	898
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	40,361	35,001
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	51,384	42,513
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	164	136
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	273	225
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	28,338	23,465
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	5,268	4,539
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	27,789	25,011
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	13,695	11,876
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	14,510	13,028
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	13,180	11,745
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	39,721	35,346
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,052	945
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	6,975	5,784
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	9,692	8,388
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	6,334	5,487
Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	996	853
Freddie Mac Pool #QD2929 4.00% 12/1/2051[1]	1,207	1,142
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	5,739	4,966
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	2,216	1,986
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	35,915	32,468
American Funds Mortgage Fund — Page 5 of 14

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	USD34,502	$32,223
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	632	582
Freddie Mac Pool #SD1449 2.50% 3/1/2052[1]	34,441	29,835
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	17,647	15,278
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	170,195	152,709
Freddie Mac Pool #8D0226 2.524% 5/1/2052[1,2]	15,128	13,553
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	8,920	8,201
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	14,345	13,920
Freddie Mac Pool #RA7747 2.50% 8/1/2052[1]	1,708	1,463
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	241	215
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	3,208	3,166
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	43,316	42,891
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	17	18
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	796	806
Freddie Mac Pool #SD8317 6.00% 4/1/2053[1]	628	636
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]	2,500	2,418
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	44,000	44,247
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,2]	19,383	18,573
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]	129,260	123,561
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,2]	5,618	5,252
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	11,143	9,901
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,2]	10,026	9,385
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,995	1,800
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	4,758	4,433
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,2]	4,704	4,390
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	11,822	10,350
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	3,575	3,392
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057[1]	1,524	1,379
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	1,394	1,261
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	603	571
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	2,211	2,088
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	1,175	1,063
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	729	660
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	8,656	8,277
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	41,258	39,144
Government National Mortgage Assn. 2.00% 6/1/2053[1,3]	19,350	16,408
Government National Mortgage Assn. 2.50% 6/1/2053[1,3]	19,789	17,317
Government National Mortgage Assn. 3.00% 6/1/2053[1,3]	23,808	21,433
Government National Mortgage Assn. 3.50% 6/1/2053[1,3]	105,833	98,189
Government National Mortgage Assn. 4.00% 6/1/2053[1,3]	27,623	26,255
Government National Mortgage Assn. 4.50% 6/1/2053[1,3]	149,106	144,897
Government National Mortgage Assn. 5.50% 6/1/2053[1,3]	4,122	4,120
Government National Mortgage Assn. 4.00% 7/1/2053[1,3]	9,901	9,376
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032[1]	313	312
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032[1]	444	443
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032[1]	331	338
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034[1]	561	560
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034[1]	642	628
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035[1]	984	922
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035[1]	838	785
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035[1]	1,234	1,157
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035[1]	170	169
Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035[1]	1,804	1,690
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037[1]	302	290
American Funds Mortgage Fund — Page 6 of 14

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AA4803 6.50% 10/20/2038[1]	USD48	$51
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038[1]	132	130
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	947	995
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040[1]	662	612
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,086	1,124
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040[1]	415	387
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040[1]	510	475
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041[1]	366	359
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	753	771
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041[1]	201	196
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041[1]	511	513
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	44	44
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041[1]	440	409
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041[1]	199	195
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041[1]	1,327	1,318
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041[1]	433	424
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	574	566
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042[1]	295	267
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042[1]	170	153
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042[1]	524	518
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042[1]	298	292
Government National Mortgage Assn. Pool #AA0526 2.75% 6/15/2042[1]	87	79
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042[1]	156	148
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042[1]	462	451
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042[1]	186	178
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042[1]	338	323
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042[1]	229	206
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042[1]	205	185
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043[1]	272	255
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043[1]	375	362
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043[1]	677	638
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044[1]	1,061	1,011
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044[1]	442	427
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046[1]	968	911
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	3,570	3,443
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	292	287
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	9	9
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	6,270	5,469
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	7,000	6,105
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	9,911	8,649
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	6,612	5,765
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062[1]	1	1
Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064[1]	1	— [4]
Government National Mortgage Assn. Pool #AI2366 5.20% 3/20/2065[1]	1	1
Government National Mortgage Assn. Pool #AQ8290 4.881% 2/20/2066[1]	6	6
Government National Mortgage Assn. Pool #AQ8292 5.149% 2/20/2066[1]	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	17,684	13,832
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.461% 5/20/2066[1,2]	23,825	219
Uniform Mortgage-Backed Security 2.50% 6/1/2038[1,3]	23,974	22,066
Uniform Mortgage-Backed Security 4.00% 6/1/2038[1,3]	11,000	10,692
Uniform Mortgage-Backed Security 2.50% 7/1/2038[1,3]	11,512	10,612
Uniform Mortgage-Backed Security 2.00% 6/1/2053[1,3]	268,066	220,456
Uniform Mortgage-Backed Security 2.50% 6/1/2053[1,3]	150,339	128,554
Uniform Mortgage-Backed Security 3.00% 6/1/2053[1,3]	72,556	64,415
American Funds Mortgage Fund — Page 7 of 14

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.50% 6/1/2053[1,3]	USD42,874	$39,396
Uniform Mortgage-Backed Security 4.00% 6/1/2053[1,3]	299,112	282,614
Uniform Mortgage-Backed Security 4.50% 6/1/2053[1,3]	414,647	401,648
Uniform Mortgage-Backed Security 5.00% 6/1/2053[1,3]	324,845	320,016
Uniform Mortgage-Backed Security 5.50% 6/1/2053[1,3]	314,344	314,172
Uniform Mortgage-Backed Security 6.00% 6/1/2053[1,3]	224,544	227,193
Uniform Mortgage-Backed Security 6.50% 6/1/2053[1,3]	61,776	63,238
Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,3]	334,426	286,333
Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,3]	31,917	29,354
Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,3]	102,000	96,438
Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,3]	407,294	394,717
Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,3]	614,051	605,021
Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,3]	248,390	248,215
Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,3]	1,032,961	1,044,985
		7,852,093
Commercial mortgage-backed securities 1.76%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.829% 5/15/2039[1,2,5]	6,857	6,790
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.957% 4/15/2037[1,2,5]	6,000	5,826
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.174% 6/15/2027[1,2,5]	7,875	7,843
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.807% 9/15/2036[1,2,5]	26,900	26,030
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.007% 10/15/2036[1,2,5]	19,921	19,294
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 5.855% 11/15/2036[1,2,5]	7,000	6,771
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.777% 6/15/2038[1,2,5]	16,861	16,353
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,2,5]	31,782	32,337
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.187% 7/15/2038[1,2,5]	9,581	9,389
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.908% 4/15/2038[1,2,5]	6,615	6,465
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.838% 11/15/2038[1,2,5]	23,078	22,328
		159,426
Collateralized mortgage-backed obligations (privately originated) 1.59%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,5]	3,268	2,657
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,2,5]	62	59
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	2,938	2,614
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,2,5]	7,943	7,469
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,2,5]	25,052	23,752
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,5]	17,395	16,284
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,5]	1,182	1,000
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,2,5]	1,550	1,473
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,2,5]	4,053	3,477
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,2,5]	1,649	1,344
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,5]	5,625	4,776
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,2,5]	18,928	15,423
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,2,5]	4,074	3,834
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.988% 11/25/2055[1,2,5]	16,000	15,806
Mill City Mortgage Trust, Series 15-1, Class M2, 3.728% 6/25/2056[1,2,5]	2,341	2,319
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,2,5]	230	222
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.888% 5/25/2055[1,2,5]	4,133	4,101
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,2,5]	12,312	10,032
American Funds Mortgage Fund — Page 8 of 14

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,5]	USD6,510	$6,247
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,2,5]	7,000	6,855
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,2,5]	6,266	6,109
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,2,5]	5,800	5,507
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,2,5]	240	236
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.738% 2/25/2057[1,2,5]	287	286
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,2,5]	821	799
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,2,5]	541	521
		143,202
Total mortgage-backed obligations		8,154,721
U.S. Treasury bonds & notes 3.90% U.S. Treasury inflation-protected securities 2.53%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]	24,862	24,261
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[6]	34,183	33,185
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[6,7]	115,937	104,500
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[6]	662	714
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]	40,490	34,489
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[6,7]	36,461	31,347
		228,496
U.S. Treasury 1.37%
U.S. Treasury 0.875% 9/30/2026	5,400	4,885
U.S. Treasury 1.50% 1/31/2027[7]	30,000	27,519
U.S. Treasury 1.25% 5/31/2028	3,800	3,363
U.S. Treasury 1.25% 6/30/2028[7]	19,000	16,782
U.S. Treasury 1.75% 1/31/2029	10,000	8,973
U.S. Treasury 1.625% 5/15/2031	6,000	5,174
U.S. Treasury 1.25% 8/15/2031	6,000	4,993
U.S. Treasury 1.875% 2/15/2032	10,000	8,690
U.S. Treasury 2.875% 5/15/2032	5,822	5,478
U.S. Treasury 1.375% 11/15/2040	3,168	2,125
U.S. Treasury 1.875% 2/15/2041[7]	27,871	20,315
U.S. Treasury 1.875% 2/15/2051[7]	11,600	7,661
U.S. Treasury 2.00% 8/15/2051[7]	11,000	7,478
		123,436
Total U.S. Treasury bonds & notes		351,932
Asset-backed obligations 2.37%
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.376% 4/21/2031[1,2,5]	10,208	10,119
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 6.21% 10/16/2030[1,2,5]	1,442	1,417
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[1,2,5]	3,481	3,450
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,5]	945	884
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	702	670
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[1]	31,900	32,018
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2030[1,2,5]	3,955	3,907
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	14,022	12,677
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	2,247	1,893
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	18,929	16,563
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,5]	2,617	2,593
American Funds Mortgage Fund — Page 9 of 14

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,5]		USD6,825	$6,642
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[1,2,5]		2,108	2,090
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]		2,659	2,333
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]		4,577	3,992
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]		6,787	6,082
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]		8,782	7,914
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]		24,260	21,873
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.888% 4/20/2062[1,2,5]		12,340	12,073
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]		30,250	26,151
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]		3,068	2,991
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]		1,687	1,479
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169% 4/1/2041[1]		15,706	16,517
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,8]		17,500	17,353
			213,681
Total bonds, notes & other debt instruments (cost: $8,931,891,000)			8,720,334
Short-term securities 61.81% Money market investments 40.53%		Shares
Capital Group Central Cash Fund 5.11%[9,10]		36,606,603	3,660,294
Federal agency bills & notes 21.28%	Weighted average yield at acquisition	Principal amount (000)
Federal Home Loan Bank 6/2/2023	4.753%	USD75,000	74,991
Federal Home Loan Bank 6/7/2023	4.817	350,000	349,736
Federal Home Loan Bank 6/9/2023	4.906	500,000	499,498
Federal Home Loan Bank 7/12/2023	4.718	100,000	99,443
Federal Home Loan Bank 7/28/2023	4.928	250,000	247,992
Federal Home Loan Bank 8/4/2023	4.926	100,000	99,098
Federal Home Loan Bank 8/9/2023	4.946	150,000	148,540
Federal Home Loan Bank 8/11/2023	4.936	150,000	148,496
Federal Home Loan Bank 8/16/2023	4.956	157,000	155,314
Federal Home Loan Bank 8/30/2023	4.944	100,000	98,722
			1,921,830
Total short-term securities (cost: $5,582,419,000)			5,582,124
Total investment securities 158.37% (cost: $14,514,310,000)			14,302,458
Other assets less liabilities (58.37)%			(5,271,329)
Net assets 100.00%			$9,031,129
American Funds Mortgage Fund — Page 10 of 14

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2023 (000)
3 Month SOFR Futures	Short	1,244	June 2023	USD(295,605)	$5,211
2 Year U.S. Treasury Note Futures	Long	7,866	September 2023	1,619,044	(2,260)
5 Year U.S. Treasury Note Futures	Long	14,818	September 2023	1,616,320	2,263
10 Year U.S. Treasury Note Futures	Long	13,521	September 2023	1,547,732	6,290
10 Year Ultra U.S. Treasury Note Futures	Short	2,149	September 2023	(258,854)	(1,430)
20 Year U.S. Treasury Bond Futures	Short	2,625	September 2023	(336,902)	(4,201)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,190	September 2023	162,881	2,631
					$8,504
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2023 (000)	Upfront premium paid (000)	Unrealized depreciation at 5/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD110,866	$(312)	$—	$(312)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	162,434	(449)	—	(449)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	221,700	(621)	—	(621)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	153,802	(2,308)	—	(2,308)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	166,198	(2,490)	—	(2,490)
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	(1,694)	—	(1,694)
						$(7,874)	$—	$(7,874)
Investments in affiliates10

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 5/31/2023 (000)	Dividend income (000)
Short-term securities 40.53%
Money market investments 40.53%
Capital Group Central Cash Fund 5.11%[9]	$1,416,134	$10,427,273	$8,183,404	$600	$(309)	$3,660,294	$51,068

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Purchased on a TBA basis.
[4]	Amount less than one thousand.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $450,421,000, which represented 4.99% of the net assets of the fund.

[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $145,551,000, which represented 1.61% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Rate represents the seven-day yield at 5/31/2023.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Mortgage Fund — Page 11 of 14

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,857,160,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $676,200,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
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unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$8,154,721	$—	$8,154,721
U.S. Treasury bonds & notes	—	351,932	—	351,932
Asset-backed obligations	—	213,681	—	213,681
Short-term securities	3,660,294	1,921,830	—	5,582,124
Total	$3,660,294	$10,642,164	$—	$14,302,458

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$16,395	$—	$—	$16,395
Liabilities:
Unrealized depreciation on futures contracts	(7,891)	—	—	(7,891)
Unrealized depreciation on centrally cleared interest rate swaps	—	(7,874)	—	(7,874)
Total	$8,504	$(7,874)	$—	$630
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviations
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Mortgage Fund — Page 13 of 14

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-042-0723O-S96415
American Funds Mortgage Fund — Page 14 of 14